Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Diluted Earnings Per Share [Abstract]
Schedule of diluted earnings per share
	Year Ended December 31,
	2022	2021
Shares issuable upon exchange of Exchangeable Shares	14,284	15,465
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	—
2022 Unit Offering – Underwriter Warrants	108,696	—
Unvested restricted stock units	11,086	34,189
Unvested restricted stock awards	334	1,620
Shares of common stock issuable upon conversion of convertible notes	3,086,890	624,220
Total	5,685,893	966,184